TRADE AND OTHER PAYABLES - Schedule of Trade and Other Payables (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Trade payables:
Amount due to third parties		$ 2,490,929	$ 1,260,351
Other payables:
Accrued payroll and pension		2,137,202	1,055,415
Loan from a third party (interest-bearing)	[1]	832,180	477,836
GST payables		1,523,343	983,659
Provision for taxation		277,492	246,219
Others		363,284	199,633
Total trade and other payables		$ 7,624,430	$ 4,223,113

[1]	These amounts are non-interest bearing except a third-party loan mentioned below. Trade payables are normally settled on 90 days’ terms.